Cover	Feb. 17, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2022
Entity File Number	001-41271
Entity Registrant Name	Evergreen Corporation
Entity Central Index Key	0001900402
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15-04, The Pinnacle
Entity Address, Address Line Two	Persiaran Lagoon
Entity Address, Address Line Three	Bandar Sunway
Entity Address, City or Town	Petaling Jaya, Selangor
Entity Address, Country	MY
City Area Code	+1
Local Phone Number	786 406 6082
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	EVGR
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	EVGRW
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	EVGRU
Security Exchange Name	NASDAQ